Interest-bearing bank borrowings - Maturity profile of the bank borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank borrowings	¥ 2,461,258
Within one year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	400,325
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	6,130
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	489,440
Over 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	¥ 1,565,363
Predecessor
Disclosure of detailed information about borrowings [line items]
Bank borrowings			¥ 407,592
Predecessor | Within one year
Disclosure of detailed information about borrowings [line items]
Bank borrowings			20,205
Predecessor | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings			43,525
Predecessor | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings			200,879
Predecessor | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings			¥ 142,983
Minimum
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)	6.64%
Minimum | Predecessor
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)		2.15%	2.15%
Maximum
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)	6.97%
Maximum | Predecessor
Disclosure of detailed information about borrowings [line items]
Weighted average annual interest rate (as a percent)		7.82%	7.82%